Net Loss Per Share (Details) - Schedule of computation of basic and diluted net loss per share - EQRx, INC. [Member] - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Net Loss Per Share (Details) - Schedule of computation of basic and diluted net loss per share [Line Items]
Net loss		$ (61,343)	$ (15,545)
Weighted average common shares outstanding, basic and diluted	4,264,435	36,504,031	22,259,716	25,486,021
Net loss per share, basic and diluted	$ (2.00)	$ (1.68)	$ (0.70)	$ (9.81)